Ordinary Shares and Statutory Reserve (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Apr. 01, 2025 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Apr. 24, 2025 shares	Dec. 31, 2024 $ / shares
Ordinary Shares and Statutory Reserve [Line Items]
Share consolidation basis		1-for-50
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001
Authorized share capital (in Dollars) | $		$ 10,000,000
Ordinary shares were repurchased (in Shares)		9,000,000,000		5,119,698	496,240
Marketing expense | ¥				¥ 7,360	¥ 2,428
Net profit			10.00%			10.00%
Registered capital percentage			50.00%			50.00%
Statutory reserves appropriations | ¥			¥ 892	8,837	6,780
Accumulated balance of the statutory reserves | ¥			211,111	210,219
Statutory surplus reserves | ¥			413,324
Statutory development fund | ¥			¥ 56,027
Statutory reserves | $
Percentage of Net assets of Consolidated Subsidiaries			25.00%			25.00%
Cash dividend | ¥
China [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Statutory surplus reserves | ¥			155,083
Statutory reserves | ¥			¥ 217,015
Parent Company [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Percentage of Net assets of Consolidated Subsidiaries			25.00%			25.00%
Parent Company [Member] | China [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Statutory reserves | ¥			¥ 102,742
Class A Ordinary Share [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 0.08
Common stock, shares issued (in Shares)			560,630,122	58,730,507		560,630,122
Common stock, par value (in Dollars per share) | $ / shares						$ 0.001		$ 0.001
Number of ordinary share (in Shares)		1
Ordinary shares (in Shares)			9,860,000,000	9,860,000,000		9,860,000,000
Class A Ordinary Share [Member] | Parent Company [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Common stock, shares issued (in Shares)			560,630,122	58,730,507		560,630,122
Common stock, par value (in Dollars per share) | $ / shares						$ 0.001		0.001
Ordinary shares (in Shares)			9,860,000,000	9,860,000,000		9,860,000,000
Class B Ordinary Share [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Common stock, shares issued (in Shares)			7,206,059	7,206,059		7,206,059
Common stock unissued (in Shares)		50
Common stock, par value (in Dollars per share) | $ / shares						$ 0.001		0.001
Number of ordinary share (in Shares)		1
Ordinary shares (in Shares)			40,000,000	40,000,000		40,000,000
Class B Ordinary Share [Member] | Parent Company [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Common stock, shares issued (in Shares)			7,206,059	7,206,059		7,206,059
Common stock, par value (in Dollars per share) | $ / shares						$ 0.001		$ 0.001
Ordinary shares (in Shares)			40,000,000	40,000,000		40,000,000
ADS [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Ordinary shares (in Shares)			250			250
Private Placement [Member] | Class A Ordinary Share [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Share issued (in Shares)	25,000,000
Total consideration (in Dollars) | $	$ 2,000,000
Ordinary Shares [Member] | Class A Ordinary Share [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Common stock, shares issued (in Shares)		50					10,000,000
Common stock unissued (in Shares)		50
Common stock, par value (in Dollars per share) | $ / shares		$ 0.00002
Ordinary Shares [Member] | Class B Ordinary Share [Member]
Ordinary Shares and Statutory Reserve [Line Items]
Common stock, shares issued (in Shares)		50
Common stock, par value (in Dollars per share) | $ / shares		$ 0.00002